Shareholder Report, Holdings (Details)	Feb. 28, 2025
C000005541 | AAA Rated
Holdings [Line Items]
Percent of Net Asset Value	17.40%
C000005541 | AA Rated
Holdings [Line Items]
Percent of Net Asset Value	50.60%
C000005541 | A Rated
Holdings [Line Items]
Percent of Net Asset Value	8.00%
C000005541 | BBB Rated
Holdings [Line Items]
Percent of Net Asset Value	12.00%
C000005541 | BB Rated and Below
Holdings [Line Items]
Percent of Net Asset Value	1.20%
C000005541 | Not Rated
Holdings [Line Items]
Percent of Net Asset Value	9.80%
C000005541 | Other Holdings Grouping
Holdings [Line Items]
Percent of Net Asset Value	1.00%
C000005541 | Ground Transportation Revenue
Holdings [Line Items]
Percent of Net Asset Value	22.20%
C000005541 | Hospital Revenue
Holdings [Line Items]
Percent of Net Asset Value	20.90%
C000005541 | Dedicated Tax Revenue
Holdings [Line Items]
Percent of Net Asset Value	9.60%
C000005541 | Educational Revenue
Holdings [Line Items]
Percent of Net Asset Value	8.70%
C000005541 | Housing Finance Revenue
Holdings [Line Items]
Percent of Net Asset Value	8.10%
C000005541 | General Obligations - Local
Holdings [Line Items]
Percent of Net Asset Value	7.00%
C000005541 | Lease Revenue
Holdings [Line Items]
Percent of Net Asset Value	6.90%
C000005541 | Water & Sewer Revenue
Holdings [Line Items]
Percent of Net Asset Value	6.60%
C000005541 | General Obligations - State
Holdings [Line Items]
Percent of Net Asset Value	2.70%
C000005541 | Other 2
Holdings [Line Items]
Percent of Net Asset Value	7.30%
C000193180 | AAA Rated
Holdings [Line Items]
Percent of Net Asset Value	17.40%
C000193180 | AA Rated
Holdings [Line Items]
Percent of Net Asset Value	50.60%
C000193180 | A Rated
Holdings [Line Items]
Percent of Net Asset Value	8.00%
C000193180 | BBB Rated
Holdings [Line Items]
Percent of Net Asset Value	12.00%
C000193180 | BB Rated and Below
Holdings [Line Items]
Percent of Net Asset Value	1.20%
C000193180 | Not Rated
Holdings [Line Items]
Percent of Net Asset Value	9.80%
C000193180 | Other Holdings Grouping
Holdings [Line Items]
Percent of Net Asset Value	1.00%
C000193180 | Ground Transportation Revenue
Holdings [Line Items]
Percent of Net Asset Value	22.20%
C000193180 | Hospital Revenue
Holdings [Line Items]
Percent of Net Asset Value	20.90%
C000193180 | Dedicated Tax Revenue
Holdings [Line Items]
Percent of Net Asset Value	9.60%
C000193180 | Educational Revenue
Holdings [Line Items]
Percent of Net Asset Value	8.70%
C000193180 | Housing Finance Revenue
Holdings [Line Items]
Percent of Net Asset Value	8.10%
C000193180 | General Obligations - Local
Holdings [Line Items]
Percent of Net Asset Value	7.00%
C000193180 | Lease Revenue
Holdings [Line Items]
Percent of Net Asset Value	6.90%
C000193180 | Water & Sewer Revenue
Holdings [Line Items]
Percent of Net Asset Value	6.60%
C000193180 | General Obligations - State
Holdings [Line Items]
Percent of Net Asset Value	2.70%
C000193180 | Other 2
Holdings [Line Items]
Percent of Net Asset Value	7.30%